Note 4 - Short-term Borrowings	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Short-term Debt [Text Block]
4—SHORT
-TERM BORROWINGS

As of
June 30, 2018,
short-term borrowings consist mainly of
€2,112
thousand of account receivables factored and for which the Company is supporting the risk of non-collection.

As of
June 30, 2017,
short-term borrowings consist mainly of
€1,253
thousand of account receivables factored and for which the Company is supporting the risk of non-collection.